EQ/Real Estate PLUS Portfolio
EQ/Real Estate PLUS Portfolio – Class IB and K Shares
Investment Objective:
Seeks to provide long-term capital appreciation and current income.
FEES AND EXPENSES OF THE PORTFOLIO
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EQ/Real Estate PLUS Portfolio (USD $)	Class IB Shares	Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EQ/Real Estate PLUS Portfolio		Class IB Shares	Class K Shares
Management Fee		0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)		0.25%	none
Other Expenses	[1]	0.32%	0.32%
Total Annual Portfolio Operating Expenses	[1]	1.12%	0.87%
Fee Waiver and/or Expense Reimbursement	[2]	(0.02%)	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.10%	0.85%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EQ/Real Estate PLUS Portfolio (USD $)	1 Year	3 Years
Class IB Shares	112	354
Class K Shares	87	276

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including real estate investment trusts (“REITS”), and real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. For purposes of this Portfolio, “equity securities” may include common stocks, preferred stocks, depositary receipts, rights and warrants, and “fixed income instruments” may include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. REITs are companies that own interests in real estate or in real estate-related loans or other interests and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Portfolio also may invest in preferred stocks as well as convertible securities of issuers in real estate-related industries, which have the potential to generate capital appreciation and/or income. The Portfolio retains the ability to invest in real estate companies of any market capitalization. In addition, the Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Portfolio’s assets normally are allocated among two investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed (“Active Allocated Portion”) and one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 25-35% of the Portfolio’s net assets and the Index Allocated Portion consists of approximately 65-75% of the Portfolio’s net assets. Approximately 10% of the Portfolio’s assets may be invested in exchange-traded funds (“Underlying ETFs”) that meet the investment criteria of the Portfolio (“ETF Allocated Portion”). The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.

The Active Allocated Portion may invest, without limitation, in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes, or in mortgage-backed and other asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio’s Prospectus or Statement of Additional Information. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate.

The Active Allocated Portion typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Portfolio will receive the price appreciation (or depreciation) of a REIT index or portion of an index, based on the notional amount of the agreement, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other fixed income instruments, including derivative fixed income instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in fixed income instruments. The Active Allocated Portion may also, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (such as contracts for real estate-linked derivatives instruments) or by using other investment techniques (such as buybacks or dollar rolls).

The average portfolio duration of the fixed income securities in the Active Allocated Portion will vary based on the Adviser’s forecast for interest rates and under normal market conditions is not expected to exceed 10 years. Duration is a measure used to determine the sensitivity of a security’s price to interest rates. Typically, a bond portfolio with a low (short) duration means that its value is less sensitive to interest rate changes, while a bond portfolio with a high (long) duration is more sensitive. The Active Allocated Portion may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The Active Allocated Portion may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Active Allocated Portion may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Active Allocated Portion will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Active Allocated Portion may also purchase or sell securities on a when issued, delayed delivery or forward commitment basis. The Active Allocated Portion may also invest in preferred stocks and ETFs. The Adviser may sell a security for a variety of reasons, such as to make other investments believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the FTSE EPRA/NAREIT Developed Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss.

The AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an “affiliated person” of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio’s shareholders. The Manager is responsible for overseeing Advisers and recommending their hiring, termination and replacement to the Board of Trustees.
Principal Risks:
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Convertible Securities Risk. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a Portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the Portfolio’s Adviser will consider such ratings, and any changes in such ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to interest rate risk and credit risk and are often lower-quality securities.

Credit Risk. The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default.

Derivatives Risk. A Portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, credit risk, interest rate risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions.

Equity Risk. In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions.

Exchange Traded Funds Risk. When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETF, in addition to the advisory and other fees paid directly by the Portfolio. A Portfolio’s investment in an ETF involves other considerations. For example, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF’s net asset value. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. There is also the risk that an ETF’s performance may not match that of the relevant index. In addition, it is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETF could be substantially and adversely affected.

Focused Portfolio Risk. A Portfolio that employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, including a Portfolio that is classified as “non-diversified”, may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. Further, such a Portfolio may be more sensitive to events affecting a single industry. The use of such a focused investment strategy may increase the volatility of the Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a Portfolio more broadly invested.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk. Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Index Strategy Risk. A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Interest Rate Risk. The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a portfolio with a shorter average duration.

Investment Grade Securities Risk. Debt securities generally are rated by national bond ratings agencies. Securities rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk. Bonds rated below investment grade (i.e., BB by S&P or Fitch or Ba by Moody’s) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. “Junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Large-Cap Company Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk. When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

Liquidity Risk. The risk that certain investments may be difficult or impossible for a Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio.

Mid-Cap and Small-Cap Company Risk. A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the principal on mortgage- and asset-backed securities held by a Portfolio may be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Portfolio.

Real Estate Investing Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, regulatory limiting on rents, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills, and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains. In addition, investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended, changes in interest rates and poor performance by those managing the REITs.

Sector Concentration Risk. A Portfolio that invests primarily in a particular sector could experience greater volatility than portfolios investing in a broader range of industries.
Risk/Return Bar Chart and Table
The Portfolio has not commenced operations as of the date of the Prospectus. Performance information will be available in the Prospectus after the Portfolio has been in operation for one full calendar year.